SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS

NOTE 26 - SUBSEQUENT EVENTS:

Since the reporting date the following significant events have occurred:

1.	The fair value of the RBW December Note, amounting to $5,751 as of December 31, 2025, was fully converted into 83,194 ordinary shares.

2.	On February 5, 2026, the Company and the SEPA Investor entered into a Second Amendment to Standby Equity Purchase Agreement (the “Amendment”), which amends the terms of the Company’s SEPA, dated as of December 1, 2025, as amended and supplemented by that Amendment and Addendum to the SEPA, dated as of December 9, 2025 (see Note 11).

The Amendment increased the size of the Commitment Amount under the Agreement from $100,000 to $250,000. As of the date of this report, the Company has drawn down $11,919 from the Commitment Amount under the SEPA, before agent fees of $557, and has issued an aggregate of 389,682 (post reverse splits) of its ordinary shares to SEPA Investor as a result. The Company intends to continue to draw down from the Commitment Amount from time to time pursuant to the terms and conditions of the SEPA, as amended by the Amendment, and applicable law.

In addition, RBW Capital Partners LLC (a division of Dawson James Securities, Inc.), the placement agent for the offerings pursuant to the SEPA, as amended by the January 30, 2026, Amendment, has agreed that it will charge the Company a cash fee equal to (a) 4% for the first $20,000 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount, (b) 3% for the next $80,000 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount and (c) 2% for the last $150,000 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount.

3.	On February 17, 2026, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 4.8828125:1 under the symbol “SMX,” with a new CUSIP number of G8267K406 and the new ISIN code IE000B5COQZ5. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 4.8828125 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 10.67 million to approximately 2.18 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000002502543568 to $0.00000000012219451015625 per share. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2025, financial statements are presented post this reverse stock split.

4.	On January 30, 2026, the Board of Directors approved a Shareholder Rights Agreement (the “Rights Agreement”) and authorized the issuance of one preferred share purchase right (a “Right”) for each outstanding Ordinary Share. The Rights were issued on March 2, 2026, to shareholders of record on that date, pursuant to the Rights Agreement dated February 13, 2026, between the Company and Continental Stock Transfer & Trust Company.

The Rights are intended to protect shareholders from coercive or unfair takeover tactics by imposing penalties on any person or group that acquires 10% or more of the Company’s Ordinary Shares without prior Board approval. Prior to a triggering event, the Rights trade together with the Ordinary Shares. Upon a person or group becoming an “Acquiring Person,” each Right (other than those held by the Acquiring Person) becomes exercisable to purchase one Series A Preferred Share for $0.0001, carrying a liquidation preference of $250 million and cumulative dividends of 18.5% per annum. The Rights may also provide for the purchase of shares of an acquiring company at a discount if the Company is acquired after the Rights become exercisable.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except share and per share data)

NOTE 26 - SUBSEQUENT EVENTS (CONT.):

The Rights expire on the earliest of (i) one year from the date of the Rights Agreement, (ii) redemption by the Board at $0.0001 per Right, or (iii) payment in full of the liquidation preference and accrued dividends on issued Preferred Shares. The Board may amend the Rights Agreement prior to a triggering event and may adjust terms to prevent dilution in accordance with its provisions.

5.	On March 6, 2026, the Company accepted the resignations of Ophir Sternberg as Chairman of the Board and director, and of Roger Meltzer and Thomas Hawkins as directors. The resignations were not the result of any disagreement relating to the Company’s operations, policies, or practices. To fill the resulting vacancies, the Board appointed Tan Cheong Hwai, Daniel Peterlin, and Richard G. Hayes as independent directors. The Board also adopted an independent director compensation plan (the “Director Plan”), described below.

In connection with the Board transition, the Board appointed Haggai Alon, the Company’s Founder and Chief Executive Officer, as Chairman of the Board.

Under the Director Plan, adopted on March 6, 2026, each non-management, independent director is entitled to annual cash compensation of $150 for each full calendar year of service. If the Chairman of the Board is an independent director, he or she is entitled to an additional annual cash payment of $100. These payments are retroactive to January 1, 2025, for any eligible director or Chairman serving during the 2025 calendar year. Directors may also receive equity-based compensation in accordance with the Company’s equity incentive plans, as approved by the Compensation Committee or the Board. On March 9, 2026, former directors Roger Meltzer and Thomas Hawkins each, exercised 163,840 options through a cashless exercise process, resulting in the issuance of 58,498 ordinary shares to each of them.

Prior to their resignations, Messrs. Sternberg, Meltzer, and Hawkins each entered into an agreement with the Company providing for, among other terms: (a) mutual releases and a covenant not to sue; (b) payment of director fees pursuant to the Director Plan performed as of March 6, 2026 totaling $550; (c) registration of certain ordinary shares (or shares underlying options) held by them; (d) a proxy in favor of Mr. Alon to vote their shares until they no longer beneficially own ordinary shares of the Company; (e) continued Directors and Officers Insurance coverage for at least six years for their periods of service; and (f) mutual non-disparagement obligations.

6.	On May 11, 2026, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 20:1 under the symbol “SMX,” with a new CUSIP number of G8267K190 and the new ISIN code IE0008D7EWV5. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 20 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 12 million to approximately 614. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000012219451015625 to $0.000000002443890203125 per share.

7.	On June 1, 2026, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 2.285:1 under the symbol “SMX,” with a new CUSIP number of G8267K216 and the new ISIN code IE000CNLGHH1. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 2.285 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 1.5 million to approximately 650. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.000000002443890203125 to $0.00000000558603475 per share.